Financial Instruments and Financial Risk Management - Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 2,622	$ 325
Canada, Dollars | Currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	4,019	59
Canada, Dollars | Currency risk | Trade and settlement receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	524	1,145
Canada, Dollars | Currency risk | Trade accounts payable and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	877	743
Canada, Dollars | Currency risk | Debt (Note 22)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	1,044	2,470
Reduced by: Debt designated as a hedging instrument in our net investment hedge | Canada, Dollars | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 0	$ 2,334